CONCENTRATION OF CREDIT RISK AND TRADE ACCOUNTS RECEIVABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Risks and Uncertainties [Abstract]
CONCENTRATION OF CREDIT RISK AND TRADE ACCOUNTS RECEIVABLE
CONCENTRATION OF CREDIT RISK

Our primary markets are in South Texas, Alabama and Mississippi. We have a concentration of revenues and trade accounts receivable due from customers engaged in the production, trading, distribution and marketing of natural gas and NGL products. These concentrations of customers may affect overall credit risk in that these customers may be affected similarly by changes in economic, regulatory or other factors. We analyze our customers’ historical financial and operational information before extending credit.

Our top ten customers for the three months ended March 31, 2015 and 2014 represent the following percentages of consolidated revenue:

	Three Months Ended March 31,
	2015	2014
Top ten customers	60.1%	64.6%

The percentage of total consolidated revenue for each customer that exceeded 10% of total revenues for the three months ended March 31, 2015 and 2014 was as follows:

	Three Months Ended March 31,
	2015	2014
Trafigura Trading LLC	10.9%	12.2%

For the three months ended March 31, 2015 and 2014, we did not experience significant non-payment for services. At March 31, 2015 and December 31, 2014, we did not record an allowance for uncollectible accounts receivable.

CONCENTRATION OF CREDIT RISK
Our primary markets are in South Texas, Alabama and Mississippi. We have a concentration of revenues and trade accounts receivable due from customers engaged in the production, trading, distribution and marketing of natural gas and NGL products. These concentrations of customers may affect overall credit risk in that these customers may be affected similarly by changes in economic, regulatory or other factors. We analyze our customers’ historical financial and operational information before extending credit.
Our top ten customers for the years ended December 31, 2014, 2013 and 2012 represent the following percentages of consolidated revenue:

	Year Ended December 31,
	2014	2013	2012
Top ten customers	63.4%	59.7%	65.5%

The percentage of total consolidated revenue for each customer that exceeded 10% of total revenues for the years ended December 31, 2014, 2013 and 2012 was as follows:

	Year Ended December 31,
	2014	2013	2012
Trafigura AG	13.6%	11.7%	11.0%
Formosa Hydrocarbons Co., Inc.	(a),(b)	(a),(b)	24.3%
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(a) Information is not provided for periods for which the customer or producer was less than 10% of our consolidated revenue.
(b) Our contract with Formosa terminated on June 1, 2013.
During the years ended December 31, 2014, 2013 and 2012, we did not experience significant non-payment for services. At December 31, 2014, 2013 and 2012, we did not record an allowance for uncollectible accounts receivable.